December 3, 2015

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:       Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”) (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Prospectus for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Technology Fund, the Henderson High Yield Opportunities Fund, the Henderson International Long/Short Equity Fund, the Henderson International Opportunities Fund,  the Henderson International Select Equity Fund, the Henderson Strategic Income Fund, the Henderson Unconstrained Bond Fund and the Henderson US Growth Opportunities Fund and (ii) the Statement of Additional Information for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Fund, the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Technology Fund, the Henderson High Yield Opportunities Fund, the Henderson International Long/Short Equity Fund, the Henderson International Opportunities Fund,  the Henderson International Select Equity Fund, the Henderson Strategic Income Fund, the Henderson Unconstrained Bond Fund and the Henderson US Growth Opportunities Fund do not differ from those contained in Post-Effective Amendment No. 93 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 95 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on November 27, 2015 (Accession # 0000891804-15-000872).

If you have any questions concerning this filing, you may contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick
Timothy J. Burdick
Vice President and Counsel

cc:           C. Yarbrough